8. Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities
	December 31, 2020	December 31, 2019

Accounts payable and accrued expenses	$2,447,848	$902,854
Accrued interest (a)	96,477	27,630
Accrued legal settlement (b)	190,000	190,000
Total accounts payable and accrued liabilities	$2,734,325	$1,120,484

(a)	Represents interest accrued on the outstanding convertible notes and other notes -see Note 12, Notes Payables)

(b)	The Company had previously been a party to an action filed by Gary M. Cohen, a former officer and director of the Company in 2014. In March 2015, the Company entered into a Settlement Agreement with Mr. Cohen wherein the Company agreed to repurchase 2,250,000 shares of its Common Stock from Mr. Cohen in consideration for $350,000. Mr. Cohen passed away while there was a remaining balance of $190,000 remaining to be paid in accordance with the Settlement Agreement. The Company has taken the position that his death has discharged any obligation the Company might have to make the balance of the payments. The Company has not received any demand for payment or otherwise been involved in any attempt to collect this balance for a period of greater than two years prior to the date of this Report.